Fees Summary	Sep. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,873,095.80
Previously Paid Amount	0.00
Total Fee Amount	3,434.97
Total Offset Amount	0.00
Net Fee	$ 3,434.97
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A